System Fund - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
System fund [line items]
Depreciation and amortisation	$ 68	$ 98	$ 110
Impairment loss/(reversal) on trade receivables	5	0	88
Other net impairment (reversals)/charges	(5)	4	226
System Fund [member]
System fund [line items]
Marketing	408	147	109
Depreciation and amortisation	86	94	62
Impairment loss/(reversal) on trade receivables	7	(6)	24
Other net impairment (reversals)/charges	0	(3)	41
Costs are borne by the System Fund [member] | System Fund [member]
System fund [line items]
Staff costs	$ 341	$ 304	$ 242